Other Balance Sheet Information - Schedule of Comparative Detailed Information about Other Current Assets (Detail) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Other current assets:
Income taxes receivable	$ 5,524	$ 6,411
Assets held for sale	4,735	2,135
Prepaid insurance	1,801	1,600
Restricted deposits		3,466
Other	4,691	6,658
Total	$ 16,751	$ 20,270